LEASES (Schedule of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	$ 1,603
Additions during year	0
Deletions during year	71
Interest expense during year	186
Exchange differences during year	191
Payments during year	698
Balance at end of year	1,211
Property [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	1,409
Additions during year	0
Deletions during year	0
Interest expense during year	176
Exchange differences during year	174
Payments during year	596
Balance at end of year	1,163
Motor vehicles [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	194
Additions during year	0
Deletions during year	71
Interest expense during year	10
Exchange differences during year	17
Payments during year	102
Balance at end of year	$ 48